Shareholders Equity - Changes in the Composition of the Share of CHN Industrial (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Sep. 15, 2017	Sep. 14, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares outstanding (in shares)	1,353,831,958	1,363,592,506		1,353,831,958	1,363,592,506
Special voting shares outstanding (in shares)	388,906,690			388,725,624	388,906,690	474,474,276	396,474,276
Common and special voting shares, shares outstanding	1,752,499,196	1,773,899,106	1,775,298,195
Capital increase (in shares)	2,741,322	5,271,344	1,693,695
Common stock repurchases	(12,501,870)	(3,309,741)	(2,111,781)
Retirement of special voting shares (in shares)	(181,066)	(23,361,513)	(981,003)
Common shares, shares outstanding	1,353,831,958	1,363,592,506
Special voting shares, shares outstanding	388,906,690
Common and special voting shares, shares outstanding	1,742,557,582	1,752,499,196	1,773,899,106
Common Shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common shares outstanding (in shares)	1,353,831,958	1,363,592,506	1,361,630,903	1,353,831,958	1,363,592,506			1,361,630,903	1,362,048,989
Capital increase (in shares)	2,741,322	5,271,344	1,693,695
Common stock repurchases	(12,501,870)	(3,309,741)	(2,111,781)
Common shares, shares outstanding	1,353,831,958	1,363,592,506	1,361,630,903
Special Voting Shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Special voting shares outstanding (in shares)	388,906,690	412,268,203	413,249,206	388,725,624	388,906,690			412,268,203	413,249,206
Common stock repurchases			0
Retirement of special voting shares (in shares)	(181,066)	(23,361,513)	(981,003)
Special voting shares, shares outstanding	388,906,690	412,268,203	413,249,206